Note 4 - Labor Costs - Summary of Labor Costs (Included in Cost of Sales and in Selling, General and Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Wages, salaries and social security costs	$ 1,274,474	$ 1,250,783	$ 1,144,341
Severance indemnities	24,637	25,225	34,497
Defined contribution plans	12,663	13,217	12,401
Pension benefits - defined benefit plans	18,207	15,390	15,066
Employee retention and long term incentive program	22,134	21,353	15,441
Employee benefits expense including discontinued operations	1,352,115	1,325,968	1,221,746
From discontinued operations			(853)
Total employee benefits expense	$ 1,352,115	$ 1,325,968	$ 1,220,893